PROSPECTUS SUPPLEMENT

                         To prospectus dated May 1, 2000

                       Lincoln Benefit Life Consultant SL
        Last Survivor Flexible Premium Variable Universal Life Insurance


On page 21, the paragraph entitled Survivor Protection Rider is deleted. At this time, the rider is not available.

Any reference to the "Strong Variable Insurance Funds, Inc. - Growth Fund II" is hereby deleted and replaced with "Strong Variable insurance Funds, Inc. - MidCap Growth Fund II".

Supplement effective: July 18, 2000.